Financial Instruments - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 5,368,024	¥ 4,820,649
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	27,490	277,000	¥ 40,000
Proceeds from long-term loans	90,000	100,000
Repayments of long-term loans	(587,246)	(100,351)
Proceeds from bonds	934,460
Repayments of bonds	(733,844)	(220,550)
Proceeds from the settlement of cross currency interest rate swaps related to bonds and loans	46,880	60,063	0
Repayments of lease liabilities	(45,174)	(54,586)
Interest paid	(24,511)	(20,826)
Non-cash items
Foreign exchange movement	(74,744)	455,336
Change in fair value	(19,666)	(114,386)
New, amended and terminated leases	7,752	136,705
Others	31,016	28,970
Ending balance	5,020,436	5,368,024	4,820,649
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,092,879	3,658,314
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(47,000)	277,000
Proceeds from bonds	934,460
Repayments of bonds	(733,844)	(220,550)
Non-cash items
Foreign exchange movement	(62,248)	369,442
Others	6,385	8,673
Ending balance	4,190,632	4,092,879	3,658,314
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	750,622	723,772
Cash flows from financing activities
Proceeds from long-term loans	90,000	100,000
Repayments of long-term loans	(587,246)	(100,351)
Non-cash items
Foreign exchange movement	(3,603)	27,686
Others	239	(485)
Ending balance		750,622	723,772
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	251	256
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	74,490
Non-cash items
Foreign exchange movement	0	39
Others	(119)	(44)
Ending balance		251	256
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	619,639	479,351
Cash flows from financing activities
Repayments of lease liabilities	(45,174)	(54,586)
Interest paid	(24,511)	(20,826)
Non-cash items
Foreign exchange movement	(8,892)	58,169
New, amended and terminated leases	7,752	136,705
Others	24,511	20,826
Ending balance	573,325	619,639	479,351
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(95,368)	(55,223)
Cash flows from financing activities
Proceeds from the settlement of cross currency interest rate swaps related to bonds and loans	46,880	60,063
Non-cash items
Change in fair value	(19,666)	(100,207)
Ending balance	(68,154)	(95,368)	(55,223)
Derivative liabilities used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	14,179
Non-cash items
Change in fair value		(14,179)
Ending balance	¥ 0	¥ 0	¥ 14,179